The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3): (Details) - Level 3 of fair value hierarchy [member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance on	R$ 1,585,322	R$ 1,542,687	R$ 348,360
Included in profit or loss	189,520	190,336
Included in other comprehensive income	258,315	150,757
Acquisitions	204,835	798,130
Write-offs	(419,790)	(160,765)
Transfer levels	(190,245)	215,869
Balance on		1,542,687
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Balance on	700,473	478,305	319,434
Included in profit or loss	193,266	99,731
Acquisitions	198,748	112,385
Write-offs	(70,545)	(69,012)
Transfer levels	(99,301)	15,767
Balance on		478,305
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Balance on	1,419,682	1,415,829	256,103
Included in profit or loss	(3,746)	90,605
Included in other comprehensive income	258,315	150,757
Acquisitions	119,825	810,015
Write-offs	(279,597)	(91,753)
Transfer levels	(90,944)	200,102
Balance on		1,415,829
Assets Derivatives [member]
IfrsStatementLineItems [Line Items]
Balance on	109,856	179,504	19,295
Acquisitions		160,209
Write-offs	(69,648)
Balance on		179,504
Liabilities Derivatives [member]
IfrsStatementLineItems [Line Items]
Balance on	(644,689)	(530,951)	R$ (246,472)
Acquisitions	R$ (113,738)	(284,479)
Balance on		R$ (530,951)